Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Subsequent Events
Subsequent Events

Note 12. Subsequent Events

On April 25, 2025, the Company filed its 2024 federal tax return. The Company did not make any additional payments with the return as the Company made estimated payments in excess of the tax liability for the year ended December 31, 2024.

On April 28, 2025, the Company filed its 2024 Delaware franchise tax report. The Company paid $18,476 which is comprised of 2024 Delaware franchise tax of $16,400, a $200 penalty, $1,826 of monthly interest on late payment, and a $50 annual filing fee.

The Company determined that these events represent conditions that existed as of the balance sheet date and have been adjusted for in the financial statements as of and for the three months ended March 31, 2025. Refer to Note 2 and Note 10.

Note 12.Subsequent Events

On January 14, 2025, the Company made a $140,000 payment to the Internal Revenue Service for 2024 estimated federal taxes.

On January 15, 2025, certain third-party investors in the Company transferred an aggregate of 262,502 shares of Class B Common Stock, which had previously been transferred by the Sponsor to such investors, back to the Sponsor for no additional consideration in connection with the liquidation of certain of such investors’ investment vehicles. Accordingly, as of January 15, 2025, the Sponsor holds 4,200,000 shares of Class A common stock, par value $0.0001 per share, of the Company, 312,506 shares of Class B Common Stock and 11,700,000 private placement warrants of the Company.

On February 14, 2025, Southport, Angel Studios and Merger Sub entered into the Amendment No. 1 to Agreement and Plan of Merger (the “Merger Agreement Amendment”), which amends the Merger Agreement to (i) remove the closing condition requiring the Company to have at least $5,000,001 of net tangible assets upon the Closing, (ii) amend the definitions of “Acquiror Expense Cap” (as defined in the Merger Agreement Amendment) and “Transaction Expenses” (as defined in the Merger Agreement Amendment) and (iii) amend the provision regarding expense statements. Other than as expressly modified by the Merger Agreement Amendment, the Merger Agreement remains in full force and effect.